Loss per Share (Details) - Schedule of loss per share - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Loss Per Share [Abstract]
Loss after income tax attributable to shareholders	$ (12,615,504)	$ (5,771,510)	$ (10,034,077)
Number of ordinary shares	20,524,754	9,329,420	6,513,671
Weighted average number of ordinary shares on issue	16,448,111	8,292,403	4,311,360
Basic and diluted loss per share	$ (0.77)	$ (0.7)	$ (2.33)